DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Expected life	2 years	2 years
Minimum
Expected volatility	307.00%	307.00%
Quoted market price	$ 0.125	$ 0.125
Maximum
Expected volatility	311.00%	311.00%
Quoted market price	$ 0.155	$ 0.155
Derivative Liability
Dividend yield	0.00%
Derivative Liability | Minimum
Expected volatility	314.20%
Weighted average risk-free interest rate	0.16%
Expected life	8 months 19 days
Quoted market price	$ 0.029
Derivative Liability | Maximum
Expected volatility	350.30%
Weighted average risk-free interest rate	0.24%
Expected life	5 years
Quoted market price	$ 0.029
Level 3
Derivative liability	$ 6,805,480	$ 8,836,514	$ 0
Change in fair value of derivative liabilities	$ 400,019	$ 4,868,537